Convertible Notes	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Convertible Notes

Note 8 – Convertible Notes

The components of convertible notes as of December 31, 2025 and 2024, were as follows:

			Effective	Stated
	Principal		Interest	Interest	December 31,	December 31,
Payment date	Amount	Maturity date	Rate	Rate	2025	2024
July 15, 2024	$795,000	July 15, 2025	390%	10%	$–	$795,000
August 15, 2024	$326,000	August 15, 2025	398%	10%	–	326,000
November 15, 2024	$100,000	November 15, 2025	511%	10%	–	100,000
December 15, 2024	$75,000	December 15, 2025	815%	10%	–	75,000
February 15, 2025	$575,000	February 15, 2026	631%	10%	375,000	–
Total Convertible notes					$375,000	$1,296,000
Less: Unamortized debt discount					(155,679)	(1,099,923)
					219,321	196,077
Less: Current portion					(219,321)	(196,077)
Long-term portion					$–	$–

During the years ended December 31, 2025 and 2024, the Company recognized interest expense of $196,472 and $50,723 and amortization of debt discount of $1,302,420 and $196,077, respectively. As of December 31, 2025 and 2024, the Company recorded accrued interest of $32,773 and $50,723, respectively.

In February 2025, the Company entered into eleven (11) convertible notes ($2,075,000) and warrants (432,296 shares of common stock). The convertible notes have a term of twelve (12) months, at an interest rate of 10% per annum and warrants are with a term of five (5) years, at exercise price of $3.00 per share. The outstanding principal amount of convertible notes and unpaid interest is convertible at conversion price of the lesser of (i) $2.40 or (ii) a 30% discount to the price of shares issued in connection with a qualified financing. The Company paid 8% financing fee of $166,000 recorded financing fee as debt discount. During the year ended December 31, 2025, the Company recognized the debt discount of $2,075,000 (Original Issued Discounts of $166,000, warrants discount of $882,000 and derivative liability of $1,027,000).

On July 15, 2024 and August 15, 2024, the Company entered into seventeen (17) subscription agreements for convertible notes ($1,121,000) and warrants (1,401,250 shares of common stock). The convertible notes have a term of twelve (12) months, at an interest rate of 10% per annum and warrants are with a term of five (5) years, at exercise price of $3.00 per share. The outstanding principal amount of convertible notes and unpaid interest is convertible at conversion price of the lesser of (i) $2.40 or (ii) a 30% discount to the price of shares issued in connection with a qualified financing. In November and December, additionally, the Company entered into three (3) subscription agreements for convertible notes ($175,000) and warrants (218,750 shares of common stock). The Company paid 8% financing fee of $89,680, accrued fee of $14,000 and recorded financing fee as debt discount. During the year ended December 31, 2024, the Company recognized the debt discount of $1,296,000 (Original Issued Discounts of $103,680, warrants discount of $546,863 and derivative liability of $645,457).

On September 30, 2022, the Company entered into a convertible note agreement for the amount of $54,000, with term of six (6) months from the date of receipt of the funds, at interest rate of 2% per annum. At the sole option of the Lender, all or part of unpaid principal then outstanding may be converted into shares of common stock at any time starting 24 hours after payment at a fixed conversion price of $0.18 per share. During the year ended December 31, 2024, the Company settled liabilities of $23,400 and converted notes with principal amounts of $54,000 and accrued interest of $1,702 into 496,193 shares of common stock. The fair market value of the common shares converted was $126,655 at the issuance date as a result, the Company recognized a loss on debt settled by common stock of $130,462.

The Company determined that the conversion feature met the definition of a liability in accordance with ASC Topic No. 815-40, Derivatives and Hedging - Contracts in Entity's Own Stock and therefore bifurcated the embedded conversion option once the note becomes convertible and accounted for it as a derivative liability. The fair value of the conversion feature was recorded as a debt discount and “day 1” derivative loss for the excess amount of debt discount and amortized to interest expense over the term of the note.

On August 19, 2025, the Company withdrew its registration statement and decided not to proceed with qualified offering. The Company determined that the bifurcated conversion feature was no longer a liability and is now categorized as equity. As a result, the Company reclassified its derivative liability of $1,604,000 to additional paid-in capital.

Conversion

In June 2025, seventeen (17) note holders converted convertible notes issued in July and August 2024 of $1,121,000 and accrued interest of $97,353 into 507,661 shares of common stock. As a result, the Company settled convertible notes, accrued interest, debt discount of $381,522, and derivative liability of $2,127,000, and recorded loss on settlement of debt of $2,640,611.

In July and September 2025, six (6) note holders converted convertible notes issued in November and December 2024 and February 2025 of $1,850,000 and accrued interest of $114,897 into 818,709 shares of common stock. As a result, the Company settled convertible notes, accrued interest, debt discount of $1,324,787, and derivative liability of $354,000, and recorded loss on settlement of debt of $4,130,203.

In December 2025, a note holder converted a convertible note issued in February 2025 of $25,000 and accrued interest of $2,171 into 11,321 shares of common stock. As a result, the Company settled convertible notes, accrued interest, and debt discount of $10,515, and recorded loss on settlement of debt of $72,893.